UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBerstein Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Equity: Other – 35.6%
Diversified/Specialty – 29.2%
Activia Properties, Inc.	83	$707,211
Armada Hoffler Properties, Inc.	61,772	604,748
Australand Property Group	238,380	833,578
British Land Co. PLC	184,666	2,155,419
Buzzi Unicem SpA	34,740	722,897
Cheung Kong Holdings Ltd.	85,000	1,334,706
Country Garden Holdings Co., Ltd.	2,539,000	1,314,285
CTT-Correios de Portugal SA(a)	72,166	727,158
Digital Realty Trust, Inc.(b)	15,570	843,271
Dundee Real Estate Investment Trust – Class A(b)	31,571	841,950
Fibra Uno Administracion SA de CV	206,670	651,457
Gramercy Property Trust, Inc.(a)	173,550	1,006,590
Henderson Land Development Co., Ltd.	66,000	371,402
ICADE	7,840	772,134
Japan Hotel REIT Investment Corp.	1,633	801,705
Kennedy Wilson Europe Real Estate PLC(a)	82,300	1,462,222
Kennedy-Wilson Holdings, Inc.	56,160	1,420,848
Klovern AB	151,266	844,425
Land Securities Group PLC	137,288	2,497,045
Lend Lease Group	175,240	1,770,360
LPN Development PCL (NVDR)	538,600	250,468
Mitchells & Butlers PLC(a)	91,940	745,671
Mitsubishi Estate Co., Ltd.	78,000	1,850,008
Mitsui Fudosan Co., Ltd.	90,000	2,690,354
New World Development Co., Ltd.	498,579	645,952
Regal Entertainment Group – Class A	69,410	1,277,144
Sumitomo Realty & Development Co., Ltd.	37,000	1,494,969
Sun Hung Kai Properties Ltd.	215,855	2,766,946
Supalai PCL (NVDR)	983,300	536,392
Swire Properties Ltd.	459,200	1,224,154
Taiheiyo Cement Corp.	88,000	310,786
UOL Group Ltd.	213,616	1,031,955
Vornado Realty Trust	6,610	636,477
Wharf Holdings Ltd.	356,000	2,495,873
Wheelock & Co., Ltd.	177,000	725,912
WP Carey, Inc.	33,380	2,120,298

		42,486,770

Health Care – 6.1%
Chartwell Retirement Residences	76,880	717,213
HCP, Inc.	24,870	964,210
Health Care REIT, Inc.	14,931	877,047
LTC Properties, Inc.	41,720	1,572,010
Medical Properties Trust, Inc.	134,360	1,772,208
Omega Healthcare Investors, Inc.	60,740	1,941,251
Ventas, Inc.	16,200	1,011,366

		8,855,305

Triple Net – 0.3%
National Retail Properties, Inc.(b)	13,600	488,104

		51,830,179

Company	Shares	U.S. $ Value

Retail – 19.8%
Regional Mall – 7.3%
CFS Retail Property Trust Group	669,870	$1,179,424
General Growth Properties, Inc.	67,880	1,494,718
Simon Property Group, Inc.	40,388	6,514,180
Westfield Group	154,692	1,420,866

		10,609,188

Shopping Center/Other Retail – 12.5%
Aeon Mall Co., Ltd.	36,760	1,020,721
DDR Corp.	77,650	1,290,543
Federal Realty Investment Trust	8,640	961,718
Fukuoka REIT Co.	215	362,603
Japan Retail Fund Investment Corp.	259	511,813
Kimco Realty Corp.	19,180	426,947
Kite Realty Group Trust	136,189	841,648
Klepierre	36,803	1,676,145
Link REIT (The)	83,261	387,292
Ramco-Gershenson Properties Trust	94,819	1,583,477
Regency Centers Corp.	12,000	609,240
RioCan Real Estate Investment Trust(b)	14,589	345,983
Unibail-Rodamco SE	14,391	3,788,160
Vastned Retail NV	29,207	1,472,479
Weingarten Realty Investors	37,530	1,144,665
Westfield Retail Trust	623,970	1,734,248

		18,157,682

		28,766,870

Residential – 16.3%
Multi-Family – 12.8%
Associated Estates Realty Corp.	89,640	1,532,844
Brookfield Residential Properties, Inc.(a)	29,852	664,207
China Overseas Land & Investment Ltd.	234,000	630,652
China Vanke Co., Ltd. – Class B	606,517	900,220
CIFI Holdings Group Co., Ltd.	2,520,000	507,611
Comforia Residential REIT, Inc.	64	449,724
Deutsche Annington Immobilien SE(a)	22,452	609,583
Equity Residential	22,090	1,291,602
Essex Property Trust, Inc.	13,230	2,212,717
Japan Rental Housing Investments, Inc.	497	317,975
KWG Property Holding Ltd.	1,162,500	590,206
LEG Immobilien AG(a)	20,870	1,356,803
Mid-America Apartment Communities, Inc.	26,320	1,780,285
Rossi Residencial SA(a)	514,855	376,427
Sekisui Chemical Co., Ltd.	28,000	319,964
Stockland	768,270	2,653,224
Sun Communities, Inc.	2,642	121,691
Taylor Wimpey PLC	342,540	716,287
UDR, Inc.	32,650	842,696
Wing Tai Holdings Ltd.	486,000	710,007

		18,584,725

Self Storage – 3.2%
Extra Space Storage, Inc.	44,160	2,168,256
Public Storage	10,012	1,692,028

Company	Shares	U.S. $ Value

Safestore Holdings PLC	196,340	$781,677

		4,641,961

Student Housing – 0.3%
American Campus Communities, Inc.	13,720	506,817

		23,733,503

Office – 14.6%
Office – 14.6%
Allied Properties Real Estate Investment Trust(b)	30,872	933,994
Boston Properties, Inc.	6,510	731,919
CapitaCommercial Trust	869,000	1,005,356
Columbia Property Trust, Inc.(b)	58,530	1,553,386
Cominar Real Estate Investment Trust	66,557	1,089,147
Cousins Properties, Inc.	150,406	1,737,189
Douglas Emmett, Inc.	16,790	452,155
Fabege AB	62,070	862,133
Hongkong Land Holdings Ltd.	56,000	351,669
Investa Office Fund	316,170	904,902
Japan Excellent, Inc.	225	285,755
Japan Real Estate Investment Corp.	216	1,172,946
Kenedix Office Investment Corp. – Class A	198	985,082
Kilroy Realty Corp.	10,910	627,543
Mack-Cali Realty Corp.	16,850	374,913
NTT Urban Development Corp.	72,100	623,998
Orix JREIT, Inc.	1,304	1,652,732
Parkway Properties, Inc./MD	88,861	1,637,708
SL Green Realty Corp.	25,723	2,555,066
Tokyo Tatemono Co., Ltd.	105,000	857,618
Workspace Group PLC	85,490	848,923

		21,244,134

Industrials – 5.6%
Industrial Warehouse Distribution – 5.2%
Daiwa House REIT Investment Corp.	66	270,621
Granite Real Estate Investment Trust	42,840	1,478,837
Hansteen Holdings PLC	260,340	489,139
Hopewell Holdings Ltd.	194,000	659,533
Japan Logistics Fund, Inc.	325	728,458
Mapletree Logistics Trust	1,167,000	954,061
Nippon Prologis REIT, Inc.	87	186,748
ProLogis, Inc.	29,704	1,223,508
STAG Industrial, Inc.	66,750	1,555,942

		7,546,847

Mixed Office Industrial – 0.4%
Goodman Group	144,260	619,794

		8,166,641

Lodging – 5.1%
Lodging – 5.1%
Ashford Hospitality Prime, Inc.	86,349	1,446,346
Ashford Hospitality Trust, Inc.	135,912	1,519,496
Chesapeake Lodging Trust	19,590	510,320
DiamondRock Hospitality Co.	140,920	1,778,410
Hersha Hospitality Trust	155,940	876,383
Host Hotels & Resorts, Inc.	35,130	691,007
Pebblebrook Hotel Trust	18,380	610,951

		7,432,913

Company		Shares	U.S. $ Value

Mortgage – 1.2%
Mortgage – 1.2%
Altisource Residential Corp.		20,744	$592,863
NorthStar Realty Finance Corp.		73,360	1,137,814

			1,730,677

Total Common Stocks (cost $121,945,880)			142,904,917

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c)
(cost $1,495,778)		1,495,778	1,495,778

		Principal Amount (000)
Time Deposits – 0.3%
Bank of Nova Scotia, London 0.02%, 3/03/14	EUR	35	47,920
BBH, Grand Cayman
0.001%, 3/03/14	CHF	13	14,588
0.005%, 3/03/14	HKD	194	25,034
0.10%, 3/03/14	SEK	92	14,397
0.35%, 3/03/14	NOK	22	3,718
BTMU, Grand Cayman 0.005%, 3/03/14	JPY	3,841	37,743
Wells Fargo, Grand Cayman
0.078%, 3/03/14	GBP	19	31,906
0.282%, 3/03/14	CAD	32	29,260
1.487%, 3/03/14	AUD	49	200,702

Total Time Deposits (cost $406,868)			405,268

Total Short-Term Investments (cost $1,902,646)			1,901,046

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5%
(cost $123,848,526)			144,805,963

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
Investment Companies – 3.5%
AllianceBernstein Exchange Reserves – Class I, 0.07%(c) (cost $5,104,557)		5,104,557	5,104,557

						U.S. $ Value
Total Investments – 103.0%
(cost $128,953,083)(d)						$149,910,520
Other assets less liabilities – (3.0)%						(4,383,643)

Net Assets – 100.0%						$145,526,877

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc.	JPY	102,579	USD	994	3/18/14	$(13,865)
Barclays Capital Inc.	SEK	22,633	USD	3,526	3/18/14	(2,961)
Barclays Capital Inc.	USD	2,593	SEK	16,946	3/18/14	49,208
Barclays Capital Inc.	USD	1,372	NOK	8,250	6/18/14	(2,807)
BNP Paribas SA	GBP	2,143	USD	3,522	3/18/14	(65,682)
BNP Paribas SA	USD	1,387	AUD	1,585	3/18/14	25,566
BNP Paribas SA	USD	2,463	AUD	2,727	3/18/14	(31,702)
BNP Paribas SA	USD	2,708	JPY	278,280	3/18/14	26,239
BNP Paribas SA	AUD	1,491	USD	1,324	6/18/14	3,287
BNP Paribas SA	USD	1,102	NZD	1,361	3/18/14	37,691
Credit Suisse International	CHF	341	USD	384	3/18/14	(3,576)
Credit Suisse International	USD	2,647	CAD	2,905	3/18/14	(24,454)
Credit Suisse International	USD	2,296	NOK	14,132	3/18/14	57,613
Credit Suisse International	JPY	292,924	USD	2,895	3/18/14	16,409
Deutsche Bank	USD	4,206	GBP	2,512	3/18/14	(393)
Goldman Sachs	AUD	4,312	USD	3,813	3/18/14	(31,002)
Goldman Sachs	USD	3,693	JPY	385,088	3/18/14	91,381
HSBC Securities Inc.	GBP	744	USD	1,207	3/18/14	(38,712)
HSBC Securities Inc.	USD	1,520	EUR	1,108	3/18/14	8,969
Royal Bank of Scotland	CAD	4,621	USD	4,334	3/18/14	162,014
Royal Bank of Scotland	NZD	2,855	USD	2,393	3/18/14	2,311
Royal Bank of Scotland	USD	1,182	CAD	1,310	3/18/14	234
Royal Bank of Scotland	USD	615	GBP	375	3/18/14	12,993
Royal Bank of Scotland	USD	2,387	NZD	2,906	3/18/14	46,614
Standard Chartered Bank	EUR	2,256	USD	3,100	3/18/14	(13,453)
UBS Securities LLC	NZD	1,412	USD	1,157	3/18/14	(25,202)
UBS Securities LLC	USD	1,477	SEK	9,555	3/18/14	13,097
UBS Securities LLC	USD	375	CHF	341	3/18/14	12,370

						$312,187

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,825,762 and gross unrealized depreciation of investments was $(2,868,325), resulting in net unrealized appreciation of $20,957,437.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

NVDR – Non Voting Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN *

February 28, 2014 (unaudited)

45.1%	United States
12.2%	Japan
7.7%	Australia
7.6%	Hong Kong
6.7%	United Kingdom
4.3%	France
4.2%	Canada
2.7%	China
2.6%	Singapore
1.4%	Germany
1.2%	Sweden
1.0%	Netherlands
0.6%	Thailand
1.7%	Other
1.0%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil, Italy, Mexico and Portugal.

AllianceBernstein Global Real Estate Investment Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity: Other	$20,935,572	$30,894,607		$-0-	$51,830,179
Retail	15,213,119	13,553,751		-0-	28,766,870
Residential	15,561,206	8,172,297		-0-	23,733,503
Office	11,607,949	9,636,185		-0-	21,244,134
Industrials	4,747,426	3,419,215		-0-	8,166,641
Lodging	7,432,913	-0-		-0-	7,432,913
Mortgage	1,730,677	-0-		-0-	1,730,677
Short-Term Investments:
Investment Companies	1,495,778	-0-		-0-	1,495,778
Time Deposits	-0-	405,268		-0-	405,268
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	5,104,557	-0-		-0-	5,104,557

Total Investments in Securities	83,829,197	66,081,323	†	-0-	149,910,520
Other Financial Instruments*:

Assets
Forward Currency Exchange Contracts	-0-	565,996		-0-	565,996

Liabilities
Forward Currency Exchange Contracts	-0-	(253,809)		-0-	(253,809)

Total^#	$83,829,197	$66,393,510		$-0-	$150,222,707

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $947,001 was transferred from Level 1 to Level 2 due to a decrease in trading volume during the reporting period.
#	An amount of $476,044 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior daily day for all securities that exceeded established thresholds, 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 21, 2014